Infusion Pump and Business Optimization Charges - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Infusion Pump and Business Optimization Charges [Line Items]
Cumulative pre-tax costs incurred	$ 576,000,000
Expected additional pre-tax cash costs	240,000,000
Expected capital expenditures	$ 50,000,000
Additional business optimization charges, net		$ 125,000,000
Business optimization charges non-cash percentage	40.00%
Business optimization anticipated additional costs to be incurred	$ 0
Restructuring charges	70,000,000	285,000,000	$ 130,000,000
Costs to implement business optimization programs	89,000,000	65,000,000
Accelerated depreciation	$ 10,000,000	33,000,000
Percentage of restructuring reserves related to employee termination costs	90.00%
VIVIA Home Hemodialysis Development Program
Infusion Pump and Business Optimization Charges [Line Items]
Restructuring charges		54,000,000
Employee Termination Costs
Infusion Pump and Business Optimization Charges [Line Items]
Restructuring charges	$ 78,000,000	194,000,000	115,000,000
Employee Termination Costs | Global Workforce Reduction Program
Infusion Pump and Business Optimization Charges [Line Items]
Restructuring charges	59,000,000	180,000,000	83,000,000
Asset Impairment Related to Facility Closure Costs
Infusion Pump and Business Optimization Charges [Line Items]
Restructuring charges	6,000,000
Other exit costs
Infusion Pump and Business Optimization Charges [Line Items]
Restructuring charges	5,000,000
Other exit costs | VIVIA Home Hemodialysis Development Program
Infusion Pump and Business Optimization Charges [Line Items]
Restructuring charges		2,000,000
Asset Impairment
Infusion Pump and Business Optimization Charges [Line Items]
Restructuring charges	6,000,000	78,000,000	42,000,000
Asset Impairment | In-process research and development (IPR&D) | Renal
Infusion Pump and Business Optimization Charges [Line Items]
Restructuring charges		27,000,000
Asset Impairment | Developed Technology
Infusion Pump and Business Optimization Charges [Line Items]
Restructuring charges			13,000,000
Asset Impairment | VIVIA Home Hemodialysis Development Program
Infusion Pump and Business Optimization Charges [Line Items]
Restructuring charges		31,000,000
Asset Impairment | Manufacturing Facility Rationalization Program
Infusion Pump and Business Optimization Charges [Line Items]
Restructuring charges			29,000,000
Contract termination costs
Infusion Pump and Business Optimization Charges [Line Items]
Restructuring charges	5,000,000	27,000,000	5,000,000
Contract termination costs | VIVIA Home Hemodialysis Development Program
Infusion Pump and Business Optimization Charges [Line Items]
Restructuring charges		21,000,000
Severance and Other Employee Related Costs
Infusion Pump and Business Optimization Charges [Line Items]
Restructuring charges	83,000,000	221,000,000	120,000,000
Restructuring reserves	112,000,000	164,000,000	116,000,000	$ 127,000,000
Severance and Other Employee Related Costs | Accounts Payable and Accrued Liabilities
Infusion Pump and Business Optimization Charges [Line Items]
Restructuring reserves	100,000,000
Severance and Other Employee Related Costs | Other Long-term Liabilities
Infusion Pump and Business Optimization Charges [Line Items]
Restructuring reserves	12,000,000
SIGMA Spectrum Infusion Pump
Infusion Pump and Business Optimization Charges [Line Items]
Infusion pump and other product-related charges	22,000,000			93,000,000
Cash reserves utilized	$ 2,000,000	22,000,000	13,000,000	$ 4,000,000
Infusion pump charges related to cash		11,000,000	26,000,000
Infusion pump charges related asset impairments		1,000,000	$ 10,000,000
Non-cash reserves utilized		$ 3,000,000